Non-controlling interests (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 19,440	$ 0
Beijing Economy Cooperation Ruifeng Investment Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	10.00%
Non-controlling interests	19,392	0
Kunming Huaxia Xinyuan Real Estate Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	20.00%
Non-controlling interests	$ 48	$ 0